CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
6. CASH AND CASH EQUIVALENTS

	2022	2021
Cash and banks	2,904,808	3,349,398
Certificate of bank deposits	46,864	7,639
Repurchase operations (a)	1,244,041	650,220
	4,195,713	4,007,257

(a) Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”), being short-term investments and with high liquidity.  As of December 31, 2022, repurchase operations are remunerated at an average rate of 100.0% of CDI (100.0% of the CDI as of December 31, 2021).